UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 163,362	$ 159,467
Restricted cash	11,262	9,979
Accounts receivable, net	41,796	23,774
Amounts due from related parties	14,722	0
Prepaid expenses and other current assets	61,588	33,120
Total current assets	292,730	226,340
Vessels, net	2,786,914	2,852,570
Deposits for vessels acquisitions	107,526	46,335
Other long-term assets	48,689	48,168
Deferred dry dock and special survey costs, net	83,206	69,882
Amounts due from related parties	36,302	35,245
Intangible assets	87,992	100,422
Operating lease assets	235,822	244,337
Total non-current assets	3,386,451	3,396,959
Total assets	3,679,181	3,623,299
Current liabilities
Accounts payable	29,489	21,062
Accrued expenses	16,445	12,889
Deferred revenue	24,160	23,921
Operating lease liabilities, current portion	18,729	18,292
Amounts due to related parties	0	64,204
Current portion of financial liabilities, net	84,710	82,291
Current portion of long-term debt, net	136,591	172,846
Total current liabilities	310,124	395,505
Operating lease liabilities, net	216,138	225,512
Unfavorable lease terms	83,055	122,481
Long-term financial liabilities, net	413,790	465,633
Long-term debt, net	652,252	640,939
Other long-term liabilities	33,272	3,504
Total non-current liabilities	1,398,507	1,458,069
Total liabilities	1,708,631	1,853,574
Commitments and contingencies	0	0
Partners' capital:
Common Unitholders (30,197,087 units issued and outstanding at June 30, 2022 and December 31, 2021)	1,940,528	1,743,717
General Partner (622,555 units issued and outstanding at June 30, 2022 and December 31, 2021, respectively)	30,022	26,008
Total partners' capital	1,970,550	1,769,725
Total liabilities and partners' capital	$ 3,679,181	$ 3,623,299